Commitments (Operating lease commitments) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating lease commitments [line items]
Total future minimum lease payments under non-cancelable operating leases	¥ 1,486,784	¥ 1,430,409
Not later than one year [member]
Disclosure of operating lease commitments [line items]
Total future minimum lease payments under non-cancelable operating leases	196,870	181,441
Later than one year and not later than two years [member]
Disclosure of operating lease commitments [line items]
Total future minimum lease payments under non-cancelable operating leases	118,272	144,088
Later than two years and not later than five years [member]
Disclosure of operating lease commitments [line items]
Total future minimum lease payments under non-cancelable operating leases	143,628	133,984
Later than five years [member]
Disclosure of operating lease commitments [line items]
Total future minimum lease payments under non-cancelable operating leases	¥ 1,028,014	¥ 970,896